INCOME TAXES - Schedule of Brookfield Renewables Effective Income Tax (Expense) Recovery (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective income tax [abstract]
Statutory income tax recovery (expense)	$ (28)	$ 58	$ (165)
(Increase) reduction resulting from:
Increase in tax assets not recognized	(101)	(96)	(11)
Portion of gains (losses) subject to different tax rates	218	(39)	76
Differences between statutory rate and future tax rate and tax rate changes	(35)	0	0
Non-controlling interest	14	59	98
Subsidiaries’ income taxed at different rates	(45)	8	49
Investment and production tax credits (net of deferred tax)	430	207	0
Other	161	(6)	1
Effective income tax recovery	$ 614	$ 191	$ 48